ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

5.                            ACCOUNTS RECEIVABLE

The Group generally requires full payment from its customers upon delivery of its automobiles or services, except for certain credit sales, mortgage loan sales and repair and maintenance services covered by insurance and automobile manufacturers' warranty. The credit terms are generally one month to six months after the delivery of products or services. The Group does not offer extended payment terms and all accounts receivable are non-interest-bearing. As of December 31, 2012 and 2013, all of the accounts receivable balances were within their credit terms.